Inventories (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Inventories (Details) [Line Items]
Cost of sales	$ 7,521,845	$ 5,310,718	$ 5,258,390
Written down value	$ 2,299,866	19,859	$ 17,115
As previously reported [Member]
Inventories (Details) [Line Items]
Cost of sales		$ 5,241,718